Share capital (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 15, 2018	Jun. 21, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Shares reserved to meet outstanding stock options, warrants and deferred share units			1,890,539	3,771,968
Shares issued in public offering	2,246,094	2,403,846
Shares issued price per share in public offering	$ 6.40	$ 4.16
Proceeds from public offering	$ 14,375	$ 10,000	$ 14,375	$ 10,000
Share issue costs	1,480	1,197	(1,480)	(1,197)
Share issue costs including cash costs	863	600	1,148	990
Professional fees and regulatory costs	$ 285	$ 391	$ 1,987	$ 1,231
Compensation warrants issued to agents	134,766	144,231
Compensation warrants issued to agents, value	$ 332	$ 208
Warrants exercise price per share	$ 6.53	$ 4.22
Warrants term	24 months	24 months
Warrants expiration date	February 15, 2020	June 21, 2019